Finance Profit/(Loss)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Finance profit/(Loss)
20	Finance profit/(loss)

	2024	2023	2022
Investment income (i)	64,322	110,474	94,728
Financial revenue through amortized cost	19,213	4,571	—
Foreign currency variation income	—	742	2,514
Financial revenue on sublease agreements	538	700	390
Contingent consideration variation (iii)	—	4,051	13,971
Other finance income	2,798	1,271	530

Finance income	86,871	121,809	112,133

Financial expense on lease agreements	(8,295)	(9,809)	(9,359)
Interest expense on loans and financing (ii)	(61,784)	(23,654)	(5,804)
Bank fees	(151)	(141)	(354)
Interest and arrears	(3)	—	(4)
Investment losses (i)	—	(111)	(554)
Fines on taxes	(3)	(1)	(4)
Foreign currency variation expense	(20,807)	(775)	(2,986)
Interest on taxes	(85)	(79)	—
Contingent consideration variation (iii)	(19,915)	(19,923)	—
Other financial expenses	(1,182)	(87)	—

Finance costs	(112,225)	(54,580)	(19,065)

Finance profit/(loss), net	(25,354)	67,229	93,068

(i)	Investment income and losses comprises the fair value changes on the financial instruments at fair value through profit or loss. Segregated investment income result is demonstrated below.

	2024	2023	2022
Mutual funds and fixed income investments (a)	62,098	109,657	94,489
Private equity funds	2,224	817	239

	64,322	110,474	94,728

Mutual funds	—	—	(486)
Private equity funds	—	(111)	(68)

	—	(111)	(554)

(a)	Vinci Monalisa corresponds to the most part of the Group’s investment income.
(ii)
Interest expense on loans and financing comprises the financial result on the Commercial notes, the consideration payable related to SPS acquisition and interest expense on the convertible preferred shares. Please see note 15 for more detail.

(iii)	Variation on contingent consideration comprises the financial result of the fair value evaluation. Please see note 15 (iv) for more detail.